BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,823	$ 12,913
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	9,061
principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	796
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	135
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	114
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,363
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	279
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	6,374
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (238)